Paras Madho
Director
Securities Operations

NYSE Group

07054705

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS 1-15285

May 16, 2007

RECD S.E.C.
MAY 16 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NORTHWEST AIRLINES CORPORATION (DEBTOR-IN-POSSESSION), Common Stock, $0.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 16, 2007. Tentative listing date – May 17, 2007.

Sincerely,

PROCESSED
JUN 07 2007
THOMSON
FINANCIAL

END